Operations	12 Months Ended
Dec. 31, 2022
Operations
Operations

1.       Operations

1.1. Corporate Structure

TIM S.A. (“TIM” or “Company”) is a public limited company with Registered office in the city of Rio de Janeiro, RJ, and a subsidiary of TIM Brasil Serviços e Participações S.A. (“TIM Brasil”). TIM Brasil is a subsidiary of the Telecom Italia Group that held 66.59% of the share capital of TIM S.A. on December 31, 2022 (66.59% on December 31, 2021).

The TIM group (“Group”) comprises TIM, its subsidiary and associated company, Cozani and I-Systems, respectively.

The Company holds an authorization for Landline Switched Telephone Service (“STFC”) in Local, National Long-Distance and International Long-Distance modes, as well as Personal Mobile Service (“SMP”) and Multimedia Communication Service (“SCM”), in all Brazilian states and in the Federal District.

The Company’s shares are traded on B3 – Brasil, Bolsa, Balcão (“B3”). Additionally, TIM has American Depositary Receipts (ADRs), Level II, traded on the New York Stock Exchange (NYSE) – USA. As a result, the company is subject to the rules of the Securities and Exchange Commission of Brazil (“CVM”) and the Securities and Exchange Commission (“SEC”). In order to comply with good market practices, the company adopts as a principle the simultaneous disclosure of its financial information in both markets, in reais, in Portuguese and English.

As of December 31, 2022, TIM holds a 49% equity interest (49% as of December 31, 2021) in the companies I-Systems (associate), formerly FiberCo Soluções de Infraestrutura S.A. (“FiberCo”), and 100% (it had no interest as of December 31, 2021) in its subsidiary Cozani RJ Infraestrutura e Rede de Telecomunicações S.A. (“Cozani”). We describe below the processes in the corporate reorganization regarding these two companies:

1.2. Corporate Reorganization

1.2.1. Business combination - Cozani

On April 14, 2022, TIM, Telefônica Brasil S.A. and Claro S.A. (“Buyers”) delivered to Oi Móvel S.A. – Under court-ordered reorganization (“Seller”, “Assignor” or “Oi Móvel”) the closing notification regarding the process of acquisition of the Seller’s mobile assets, based on the approvals by the Administrative Council for Economic Defense (CADE), upon signature of an Agreement on Control of Concentrations, whose decision has already become final and unappealable, and by the National Telecommunications Agency (ANATEL), particularly with the publication of Acts 4.949/2022, 4.950/2022 and 4.951/2022, in addition to meeting or waived by the Buyers, as the case may be, all precedent contractual conditions.

On April 20, 2022, TIM, together with the Buyer companies, after complying with the precedent conditions established by CADE and ANATEL, concluded the acquisition transaction, with TIM, which currently holds 100% of the share capital of Cozani, a company that corresponds to the part of the unit of assets, rights and obligations of Oi Móvel acquired by the Company.

The Company has been complying with all the measures provided for in Anatel’s conditions and in the Concentration Control Agreement (“ACC”) entered into with CADE, mainly, among others:

On April 19, 2022, TIM made the Product Reference Offer available in the wholesale ROAMING market (“ORPA – National Roaming”), which was approved by ANATEL on September 21, 2022. On the same date, it made the Reference Offer for Mobile Virtual Network Operators (“Reference Offer – MVNO”) available, which was approved by ANATEL on September 26, 2022.

On July 4, 2022, TIM independently made public offers for the disposal of up to 50% of Radio Base Stations (“RBDs”) acquired from Oi Móvel (“Public Offerings of RBSs”). It has not been possible to conclude any sales proposal related to the offer so far.

On August 15, 2022, TIM signed an Radiofrequency Availability Agreement with Oi Móvel in order to allow Oi Móvel, to achieve the targets for implementation of fixed wireless access systems set forth in the General Plan of Universalization Targets for the Universalization of the Switched Fixed Telephone Service Provided in the Public Regime (PGMU-IV), approved by Decree 9.619/2018. The purpose of this agreement, as determinated by ANATEL, is to enable the continuity of targets already met, and the fulfillment of non-complied and enforceable targets. This agreement is valid until the end of Oi Móvel’s STFC concession on December 31, 2025, and it registered as the service becomes available.

On July 5, 2022, TIM and Oi Móvel signed a Letter of Intent to guarantee the maintenance and continuity of the mobile services provided at the Comandante Ferraz Antarctic Station (EACF) until the end of the term, on February 21, 2024, of Cooperation Agreement 12.000/2019-001/00, signed on February 21, 2019, by the Federal Government, through the Navy Command, and by Telemar Norte Leste and Oi Móvel. The signing arrangements for the First Amendment to the Cooperation Agreement, which formalizes the result of these negotiations, were concluded on December 9, 2022.

On October 20, 222, TIM published Offers intended to enable the signing of an Industrial Network Exploration Agreement (“Offer – Industrial Network Exploration”) and Temporary and Onerous Assignment of Rights of Use of Radiofrequency (“Offer – Radiofrequency”), under the terms defined by the ACC (Agreement on Control of Concentrations) signed with CADE. The offers were published on TIM’s website and presented to CADE, on the same date, within the period established by ACC (up to 6 months from Closing) and should be available for 36 months. No contracts have been signed so far.

On December 20, 2022, TIM published offers intended to enable the signing of a Contract for the Temporary and Onerous Assignment of Rights of Use of the 900 MHz Radiofrequency, having as its object the radio frequencies acquired from Oi Móvel in said frequency band (“Offer – 900 MHz Radiofrequency”), under the terms defined by ACC signed with CADE. The ACC awaits dispatch order by CADE. The offers were published on TIM’s website and presented to CADE on the same date, within the period established by ACC (up to 8 months from Closing) and should be available for 36 months. No contracts have been signed so far.

The acquisition price of 100% of Cozani’s shares, after all the adjustments provided for in the Share Purchase Agreement, was R$ 7,014.6 million.

Adjusted Closing Price:

(i)	R$ 634.3 million reais were withheld by TIM, as provided for in the purchase agreement, mainly to meet the possible need for additional price adjustments to be made, which could be identified in the 120 days after the acquisition date. According to the material fact disclosed on September 19, 2022, as a result of the differences found in the assumptions for calculating the: (i) Working Capital and Net Debt, (ii) Capex, and (iii) Net Additions, the amount of R$ 634.3 million, (R$ 670 million updated on December 31, 2022) remained fully retained by the Company until the date of October 4, 2022, when a preliminary decision had been handed down by the 7th Business Court of the Judicial District of Rio de Janeiro determining the deposit in court by the Buyers, with TIM being responsible for depositing the updated amount of R$ 670 million in an account linked to the court-ordered reorganization process of Oi Móvel. Said deposit will remain in an account linked to the Court pending the installation of the Court of Arbitration. For further details, see Note 12;

(ii)	The amount of R$ 2,057.4 million was transferred directly to BNDES - National Bank for Social and Economic Development, as per the contractual provision; and

(iii)	The amount of R$ 4,285.9 million was transferred directly to the Assignor on the acquisition date.

(iv)	The amount of R$ 1.8 million related to termination amounts related to the Seller’s personnel, agreed as part of the amount paid for the acquisition by the Buyers.

In addition to the above amounts, the Seller may be entitled to receive up to an additional R$ 230 million from TIM, conditioned to the achievement, of certain targets related to the radio frequencies and customer base involved in the transaction. Of this amount, R$ 120 million have already been paid due to the fulfillment of part of the established targets. Of the remaining amount not yet paid (R$ 110 million), the Company understands that it is expected to disburse the amount of R$ 77 million up to the described term recognized as contingent consideration on the date of disclosure of these consolidated financial statements.

TIM also paid, on April 20, 2022, on behalf of Cozani, the amount of R$ 250.7 million to the Seller, as remuneration, for up to 12 months of service provision in the transition phase, recorded under “Prepaid expenses” and signed an annual contract term for the use of transport infrastructure capacity with Brasil Telecom Comunicação Multimídia S.A., involving the payment of decreasing amounts which, at present value, total approximately R$ 476 million.

As of December 31, 2022, the total consideration transferred for the acquisition of Cozani was R$ 7,211.6 million.

Identifiable assets acquired and liabilities assumed

On December 31, 2022, the fair value of the identifiable assets acquired, and liabilities assumed from Cozani on the date of acquisition by TIM is finalized, according to the purchase price allocation report (“Purchase Price Allocation”). On this date, the analysis indicates assets and liabilities presented below:

Fair values recognized on acquisition
Assets
Cash and cash equivalents	193,382
Trade accounts receivable	362,379
Prepaid expenses	165,111
Recoverable taxes	13,535
Deferred income tax and social contribution	705,388
Property, plant and equipment (Note 15)	3,518,477
Intangible assets (Note 16)	3,599,811
Total Assets	8,558,083

Liabilities
Suppliers	(183,227)
Lease liabilities (Note 17)	(2,929,449)
Taxes payable	(157,595)
Deferred revenues	(95,135)
Other liabilities	(617,518)
Total liabilities	(3,982,924)

Total net identifiable assets at fair value	4,575,159
Goodwill on acquisition (Note 16)	2,636,426
Total consideration	7,211,585

The assets acquired and liabilities assumed related to Cozani (“net assets”) by TIM on the acquisition date and the impacts on the Company’s results, which reflect the results of the Company acquired as of April 30, 2022, are summarized below:

Cozani
Equity interest of the acquiree	100%
Shareholders’ equity of Cozani at book value on April 30, 2022	1,282,579
Shareholders’ equity of Cozani at fair value on April 30, 2022	4,575,159
Surplus of radio frequencies (i)	3,038,951
Surplus of customers’ portfolio (ii)	253,629

Contribution to the Group’s net revenue as of the acquisition date	1,231,518
Contribution to the Group with a loss as of the acquisition date	(626,258)
Net revenue from the acquiree since the beginning of the year	2,297,351
Loss from the acquiree since the beginning of the year	(1,910,638)

(i)	The intangible asset value refers to the adjustment in the authorizations item reflecting the fair value of the acquired grants and the spectrum assessment was carried out using the market approach, with the application of a transaction multiple. The average useful life is 17.68 years;

(ii)	The evaluation of the customer portfolio was conducted using the profitability approach, using the MPEEM (Multi-period excess earning method) method based on a calculation of cash flows from future economic benefits attributable to the customer base. The average useful life is 7.67 years.

The goodwill of R$ 2,636,426 comprises the value of future economic benefits arising from synergies expected from the acquisition. Goodwill is allocated on a consolidated basis as the assets acquired and liabilities assumed bring benefits to the business as a whole. There is no expectation that the goodwill recognized will be deductible for tax purposes until the corporate merger of the company Cozani takes place, which should occur throughout 2023.

Other contractual obligations

As a result of certain contractual provisions upon the acquisition of Cozani, TIM withheld the amount equivalent to 10% of the transaction Closing Price. On December 31, 2022, this amount reached R$ 670 million and, due to the preliminary decision of the 7th Corporate Court of the Judicial District of Rio de Janeiro, the amount is in a judicial deposit account until further decision by the Court of Arbitration.

Also, at the time of the acquisition of Cozani, there were certain contractual provisions linked to the fulfillment of migration targets by the Oi Móvel, in the amount of R$ 77 million. The fulfillment of these targets is under the evaluation of the Company’s Management.

On December 31, 2022, both obligations reached the total amount of R$ 748 million.

1.2.2 Sale of 51% of I-Systems (formerly FiberCo) to IHS

In December 2020, FiberCo was established by the Company to segregate network assets and provide infrastructure services. FiberCo was born to implement, operate and maintain last-mile infrastructure for broadband access to be offered in the wholesale market. Nevertheless, the terms of the agreement define TIM as current main customer, having the prerogative of 6 months of exclusivity after entering new areas.

On May 5, 2021, the Company disclosed the decision of its Board of Directors on the sale by TIM of 51% of the share capital of FiberCo in favor of IHS Fiber Brasil - Cessão de Infraestruturas Ltda. (“IHS”), with the remaining 49% remaining under the control of the Company upon closing of the transaction.

According to the valuation report of the net assets and liabilities, the calculated amount of R$ 1,211,789 was paid-in as share capital of I-Systems on November 1, 2021.

The process for acquisition of equity interest at FiberCo, later named I–Systems, by IHS was completed on November 16, 2021. As a result, IHS currently holds 51% of the share capital of I-Systems, with TIM having a minority (non-controlling) interest of 49% in I-Systems. As of this moment, TIM ceased the line-by-line consolidation of I-Systems (formerly FiberCo).

For the conclusion of the sale, IHS made a capital contribution of R$ 582,498 (primary) in the new company (I-Systems) and the payment of R$ 1,096,294 (secondary) directly to TIM, thus totaling R$ 1,678,792 for the acquisition of a 51% equity interest. The fair value calculated for 100% of the new company was R$ 3,291,794.

Upon closing, the remaining non-controlling interest of 49% in the investee was recorded by TIM at fair value in the amount of R$ 1,612,957, as provided for by IFRS 10. As provided for in IAS 28, the sale of an investment with loss of control must be recognized by the total write-off of the investment and recognition of part of the associated company’s investment at fair value.

Subsequently, the interest in the investee started to be valued under the equity method, as defined in IAS 28.

Currently, due to the closing of the transaction and loss of I- Systems’s control, TIM wrote-off about 90% of the total goodwill recorded in the acquisition of TIM Fiber SP Ltda. and TIM Fiber RJ S.A. in the amount of R$ 1,051,477.

The effects of the transaction are detailed below:

Description

Transaction price	1,096,294
Record of the remaining interest in the investment at fair value	1,612,957

Cost of assets
Write-off of investment	(1,211,472)
Write-off of goodwill at Fiber RJ/Fiber SP acquisition	(1,051,477)
Write-off of deferred tax on amortized goodwill	335,935

Gain on transaction	782,237
Income tax and social contribution	(509,245)
Net gain on transaction	272,992

Gain before income tax and social contribution on remeasurement of investment to fair value	668,720
Gain before income tax and social contribution on asset disposal	113,517